Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	455,500,000	445,500,000	44,550,000
Common stock, shares outstanding	455,500,000	445,500,000	44,550,000
Preferred stock, par value		$ 0.001	$ 0.001
Preferred Stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0